SEWARD & KISSEL LLP
                               901 K Street, N.W.
                                   Suite 800
                              Washington, DC 20001

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184
                                 www.sewkis.com

                                                   December 20, 2012


VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

         Re:     AllianceBernstein Bond Fund, Inc.
                  - AllianceBernstein Government Reserves Portfolio
                 File Nos. 2-48227 and 811-02383
                 --------------------------------------------------


Dear Sir or Madam:

             Attached herewith please find Post-Effective Amendment No. 110 under the Securities Act of 1933 (the "1933 Act") and Amendment No. 88 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AllianceBernstein Bond Fund, Inc. We are making this filing for the sole purpose of registering a new portfolio, the AllianceBernstein Government Reserves Portfolio.

             Please call me at the above-referenced number if you have any questions regarding the attached.

                                                   Sincerely,


                                                   /s/ Joanne Skerrett
                                                  --------------------
                                                       Joanne Skerrett

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